SHORT-TERM BANK BORROWINGS (Tables)	12 Months Ended
Sep. 30, 2018
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]
Short-term bank borrowings consisted of the following at September 30, 2018:

Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank - Longwan Branch	6,190,000	901,281	12/1/2017	11/25/2018	6.00%
Agricultural Bank - Longwan Branch	8,000,000	1,164,822	1/18/2018	12/5/2018	6.00%
Agricultural Bank - Longwan Branch	7,580,000	1,103,669	1/18/2018	10/8/2018	6.00%
Agricultural Bank - Longwan Branch	8,700,000	1,266,744	1/29/2018	1/5/2019	6.22%
Agricultural Bank - Longwan Branch	4,300,000	626,092	8/16/2018	8/15/2019	6.09%
Agricultural Bank - Longwan Branch	5,750,000	837,216	8/21/2018	8/1/2019	6.09%
Agricultural Bank - Longwan Branch	6,000,000	873,617	9/27/2018	9/1/2019	6.09%
Bank of China	4,250,000	618,812	4/3/2018	4/2/2019	5.27%
Bank of China	6,800,000	990,099	4/3/2018	4/2/2019	5.27%
China Merchants Bank	15,000,000	2,184,042	12/12/2017	12/6/2018	5.44%
China Merchants Bank	1,500,000	218,404	2/8/2018	12/1/2018	5.66%
Industrial Bank	6,500,000	946,419	12/6/2017	12/3/2018	6.50%
Industrial Bank	3,000,000	436,809	12/7/2017	11/27/2018	6.00%
Industrial Bank	5,500,000	800,815	12/8/2017	11/20/2018	6.45%
China Minsheng Bank	4,000,000	582,411	6/28/2018	3/31/2019	5.44%
China Minsheng Bank	2,200,000	320,326	6/28/2018	3/31/2019	5.44%
Ping An Bank	6,200,000	902,737	9/25/2018	9/25/2019	7.96%
CZBANK	3,500,000	509,610	4/20/2018	10/19/2018	6.53%
CZBANK	6,000,000	873,617	4/19/2018	10/18/2018	6.48%
CZBANK	6,000,000	873,617	4/17/2018	10/16/2018	6.53%
CZBANK	1,500,000	218,404	4/19/2018	10/18/2018	6.50%
Bank of Communications	9,000,000	1,310,425	9/10/2018	9/7/2019	6.34%
CZBANK	4,880,000	710,542	4/26/2018	4/26/2019	4.35%
Total	132,350,000	19,270,530

Short-term bank borrowings consisted of the following at September 30, 2017:

Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank - Longwan Branch	5,580,000	838,530	1/13/2017	1/12/2018	5.44%
Agricultural Bank - Longwan Branch	8,700,000	1,307,385	1/18/2017	1/17/2018	5.66%
Agricultural Bank - Longwan Branch	5,750,000	864,076	8/17/2017	8/16/2018	5.44%
Agricultural Bank - Longwan Branch	4,300,000	646,179	8/14/2017	8/13/2018	5.44%
Agricultural Bank - Longwan Branch	6,000,000	901,646	9/22/2017	9/21/2018	5.65%
Agricultural Bank - Longwan Branch	6,190,000	930,198	12/16/2016	12/11/2017	4.79%
Agricultural Bank - Longwan Branch	10,000,000	1,502,743	1/10/2017	1/9/2018	4.79%
Minsheng Bank	4,350,000	653,693	6/30/2017	6/30/2018	5.44%
Minsheng Bank	3,250,000	488,391	6/30/2017	6/30/2018	5.44%
Xingye Bank	6,500,000	976,783	9/4/2017	12/4/2017	6.50%*
Zhejiang Commerce Bank	6,000,000	901,646	7/27/2017	4/20/2018	7.50%
Zhejiang Commerce Bank	1,500,000	225,411	7/28/2017	4/20/2018	7.50%
Bank of China - Longwan Branch	8,550,000	1,284,845	4/10/2017	3/29/2018	4.79%
Xingye Bank	6,500,000	976,783	9/5/2017	12/20/2017	6.50%*
Zhejiang Commerce Bank	10,500,000	1,577,880	7/28/2017	4/20/2018	7.50%
Pingan Bank	7,960,000	1,196,183	9/27/2017	9/25/2018	6.09%*
China Merchants Bank	5,400,000	811,481	12/20/2016	12/11/2017	5.44%
China Merchants Bank	5,990,000	900,143	12/20/2016	12/11/2017	5.44%
China Merchants Bank	5,000,000	751,371	12/20/2016	12/11/2017	5.44%
China Merchants Bank	410,000	61,612	12/22/2016	12/11/2017	5.52%
Bank of China - Longwan Branch	1,490,000	223,909	4/10/2017	3/29/2018	4.79%
Bank of China - Longwan Branch	2,760,000	414,757	4/10/2017	3/29/2018	4.79%
Xingye Bank	5,000,000	751,371	9/6/2017	12/14/2017	6.50%*
Bank of Communications	3,000,000	450,823	5/10/2017	11/13/2017	7.60%
Bank of Communications	3,000,000	450,823	4/18/2017	11/13/2017	7.12%
Bank of Communications	3,000,000	450,823	4/14/2017	11/13/2017	6.30%
Bank of Communications	3,000,000	450,823	4/19/2017	11/13/2017	7.60%
Bank of Communications	2,300,000	345,630	5/11/2017	11/13/2017	7.60%
Total	141,980,000	21,335,938

* These short-term borrowings were subject to variable interest rates.

Schedule of Financial Instruments Owned and Pledged as Collateral [Table Text Block]
The carrying values of the Company's pledged assets to secure short-term borrowings by the Company are as follows:

	As of September 30,
	2018	2017
Term Deposit as Collateral	$728,014	$-
Buildings, net	4,583,560	3,611,529
Land use rights, net	431,621	457,391
Machinery, net	154,795	281,355
Inventory	1,674,432	-
Total	$7,572,422	$4,350,275